Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings	$ 144.2	$ 96.1
Adjustments for items not involving cash:
Amortization	153.8	165.0
Foreign exchange loss (gain)	1.4	(0.3)
Current income tax expense	30.1	12.7
Deferred income tax expense	43.9	20.1
Share-based compensation	10.3	9.2
Finance expense	4.3	2.5
Other items (note 13)	(5.1)	(12.2)
Changes in working capital and taxes paid (note 13)	(14.5)	(32.7)
Cash flows from (used in) operating activities	368.4	260.4
INVESTING ACTIVITIES
Mineral property, plant and equipment	(246.1)	(263.6)
Payments for Purchase of Outstanding Royalty	(54.8)	0.0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	19.5	0.0
Other cash receipts from sales of equity or debt instruments of other entities	(9.7)	0.0
Investment in equity securities	(3.4)	(4.0)
Cash flows from (used in) investing activities	(314.1)	(267.6)
FINANCING ACTIVITIES
Proceeds from current borrowings	100.0	0.0
Repayments of current borrowings	100.0	0.0
Proceeds from issue of ordinary shares	(8.3)	0.0
Repayment of debt and equipment financing obligations	(0.5)	(3.3)
Credit facility interest and transaction fees	(1.5)	(1.2)
Proceeds received from the exercise of stock options and warrants	7.5	7.0
Dividends paid	(23.9)	(15.6)
Outflows of cash from investing activities	(5.5)	(11.4)
Proceeds from issuance of flow-through shares	0.0	7.5
Cash flows from (used in) financing activities	(15.6)	(17.0)
Effect of exchange rates on cash and cash equivalents	(1.0)	1.0
Increase (decrease) in cash and cash equivalents	37.7	(23.2)
Cash and cash equivalents - beginning of year	182.8	206.0
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 220.5	$ 182.8